PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                             STRONG INDEX 500 FUND

                Supplement to the Prospectus dated July 1, 1998


Strong Capital Management, Inc., the Fund's shareholder servicing agent and transfer and dividend-disbursing agent, has agreed to extend its voluntary waiver of its fees and/or absorptions of fund expenses necessary to maintain the Strong Index 500 Fund's operating expenses at no more than 0.45% through January 1, 2000.


          The date of this Prospectus Supplement is December 11, 1998.


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